ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                             3100 Sanders Road, J5B
                           Northbrook, Illinois 60062
                        Direct Dial Number (847) 402-3058
                            Facsimile (847) 402-3781
                            E-Mail jbuca@allstate.com

JOHN E. BUCHANAN
Assistant Counsel
                                                             May 2, 2005
BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re: Allstate Life Insurance Company of New York ("ALNY"); ALNY Variable Life Separate Account A ("Registrant") File Nos. 333-100935 and 811-21250
                           CIK No.  0001034438
                           Consultant Protector Variable Universal Life

Commissioners:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Registrant certifies that:

     a. The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Amendment ("Amendment") to the above referenced Registration Statement on Form N-6; and

     b. The text of the Amendment was filed with the Commission electronically on April 20, 2005.

                                                     Sincerely,


                                                     /s/  JOHN E. BUCHANAN
                                                     John E. Buchanan
                                                     Assistant Counsel
Enclosure